Commitments (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Fiscal year ending,
2017 - remaining nine months	$ 41,121	$ 81,435
2018	84,696	84,696
2019	65,412	65,412
Total	$ 191,229	$ 231,543